Finance Income, Net	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Finance Income, Net

Note 13 — Finance Income, net

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Finance Income:
Revaluation of warrants	$1,166	$2,732	$-
Deposit interest	91	-	-
Exchange rates	-	-	61
	$1,257	$2,732	$61
Finance Expenses:
Issuance costs	$-	$(1,152)	$-
Exchange rates	(23)	(32)	-
Interest expenses on lease liability	(15)	-	-
Bank fees	(7)	(2)	(1)
	$(45)	$(1,186)	$(1)

Total financing income, net	$1,212	$1,546	$60